Segment Information - Schedule of Operating Segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net revenues:
Net revenues		$ 147,196	$ 152,327	$ 157,079
Operating income:
Operating income		25,592	29,285	26,726
Cheers App Internet Business [Member]
Net revenues:
Net revenues		135,796	141,005	144,045
Operating income:
Operating income		25,218	27,108	24,510
Traditional Media Business [Member]
Net revenues:
Net revenues		11,400	11,322	13,034
Operating income:
Operating income		2,118	2,177	2,218
Segment operating income [Member]
Operating income:
Operating income		27,336	29,285	26,728
Unallocated item [Member]
Operating income:
Operating income	[1]	$ (1,744)		$ (2)

[1]	The unallocated item for the years ended December 31, 2024, 2023 and 2022 presents the share-based compensation for employees, which is not allocated to segments.